Off-balance sheet assets received	12 Months Ended
Dec. 31, 2024
Disclosure Off-balance Sheet Assets Received [Line Items]
Off-balance sheet assets received

d) Off-balance sheet assets received
The table below presents assets received from third parties that can be sold or repledged and that are not recognized on the balance sheet but that are held as collateral, including amounts that have been sold or repledged.

Off-balance sheet assets received
USD m 31.12.24 31.12.23
Fair value of assets received that can be sold or repledged
1
581,769 576,596
of which: sold or repledged

2
383,227 382,313
1 Includes securities received as initial margin from its clients that UBS is required to remit to central counterparties,

brokers and deposit banks through its exchange-traded derivative clearing and execution services.

2 Does not include off-balance sheet securities (31 December 2024: USD 21.4 bn; 31 December 2023: USD 29.1 bn) placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes for which there are no associated liabilities or contingent liabilities.